[LETTERHEAD OF K&L GATES LLP]

March 2, 2009

Via EDGAR and Overnight Delivery

Robert Littlepage Accounting Branch Chief United States Securities and Exchange Commission Division of Corporation Finance 100 F Street NE Washington, DC 20549

Re:	NIVS IntelliMedia Technology Group, Inc.
Amendment No. 6 to Form S-1
Filed February 3, 2009
File No. 333-153005

Dear Mr. Littlepage:

Further to our discussion with the Staff on February 27, 2009, and on behalf of NIVS IntelliMedia Technology Group, Inc., a Delaware corporation (the “Company”), we hereby transmit for filing pursuant to Rule 101(a) of Regulation S-T, Pre-Effective Amendment No. 7 on Form S-1/A (“Amendment No. 7”) to the registration statement on Form S-1 that was originally filed on August 13, 2008, as amended by amendment no. 1 filed on October 10, 2008, amendment no. 2 filed on October 28, 2008, amendment no. 3 filed on December 5, 2008, amendment no. 4 filed on December 24, 2008, amendment no. 5 filed on January 9, 2009, and amendment no. 6 filed on February 3, 2009 (“Amendment No. 6”).

As discussed, Amendment No. 7 has been revised to provide preliminary selected financial information for the year ended December 31, 2008. We are forwarding to you via Federal Express two courtesy copies of this letter and Amendment No. 7, in a clean and marked version to show changes from Amendment No. 6.  We have been advised that changes in Amendment No. 7 compared against Amendment No. 6, as submitted herewith in electronic format, have been tagged.

 Please do not hesitate to contact Anh Q. Tran, Esq. at (310) 552-5083 or the undersigned at (310) 552-5000 with any questions.

Sincerely,

/s/ Thomas J. Poletti

Thomas J. Poletti, Esq.

cc:
Paul Fischer, United States Securities and Exchange Commission
Joseph O. Cascarano, United States Securities and Exchange Commission
Tianfu Li, NIVS IntelliMedia Technology Group, Inc.